Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Russell Investments Exchange Traded Funds
Entity Central Index Key	0002042513
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000256862
Shareholder Report [Line Items]
Trading Symbol	RUSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Small Cap Equity Active ETF	$26Footnote Reference(b)	0.64%Footnote Reference(b)

Expenses Paid, Amount	$ 26	[1]
Expense Ratio, Percent	0.64%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Since its inception on May 13, 2025 through September 30, 2025, the U.S. Small Cap Equity Active ETF (the “Fund”) underperformed the Russell 2000® Index. The relative underperformance was primarily driven by stock selection and an underweight to the highest volatility and lowest quality names.

  Within sectors, stock selection within industrials (electrical equipment, ground transportation), information technology (semiconductors, information technology services), and materials (chemicals, metals & mining) was challenging while stock selection in healthcare (equipment & supplies, providers & services) and consumer discretionary (hotels, restaurants & leisure, specialty retail) contributed positively to performance.

  From a style perspective, exposure to the higher quality and lower volatility parts of the market dragged on performance as the Federal Reserve’s renewed rate-cutting cycle and stronger earnings reinforced investors’ risk-on sentiment alongside the broader artificial intelligence theme.

  Among money manager strategies, money managers with exposure to higher volatility names outperformed (Boston Partners Global Investors, Inc., Calamos Advisors LLC, Lord Abbett & Co. LLC, Penn Capital Management, LLC) while money managers with more defensive positioning (higher quality and lower volatility bias), such as DePrince, Race & Zollo, Inc., Ranger Investment Management, L.P., Jacobs Levy Equity Management, Inc. and Copeland Capital Management, LLC, underperformed during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	U.S. Small Cap Equity Active ETF	Russell 3000® Index	Russell 2000® Index
5/13/2025	10,000	10,000	10,000
2025	11,364	11,404	11,658

Average Annual Return [Table Text Block]
Since Inception
U.S. Small Cap Equity Active ETF	13.64%
Russell 3000® Index	14.04%
Russell 2000® Index	16.58%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 39,914,000
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 68,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$39,914
Total Number of Portfolio Holdings	497
Total Advisory Fees Paid (thousands)	$68
Portfolio Turnover Rate	30%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Short-Term Investments	0.4%
Common Stocks	99.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	21.1%
Producer Durables	17.7%
Health Care	16.4%
Technology	15.1%
Consumer Discretionary	12.8%
Materials and Processing	7.4%
Energy	3.7%
Utilities	3.3%
Consumer Staples	2.1%
Other	0.4%

C000256863
Shareholder Report [Line Items]
Trading Symbol	RINT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
International Developed Equity Active ETF	$20Footnote Reference(b)	0.49%Footnote Reference(b)

Expenses Paid, Amount	$ 20	[2]
Expense Ratio, Percent	0.49%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Since its inception on May 13, 2025 through September 30, 2025, the International Developed Equity Active ETF (the “Fund”) underperformed the MSCI World ex USA Index (Net).

  Stock selection within industrials (overweight Daimler Truck Holding AG) and materials (overweight Symrise AG) detracted from performance. The off-benchmark allocation to Taiwan Semiconductor Manufacturing Company Limited, Tencent Holdings, Ltd., and Alibaba Group Holding, Ltd. were top contributors of performance over the period.

  Sector bets did not have a meaningful impact on performance. An underweight to consumer staples and overweight to materials added value but was offset by an underweight to financials.

  Among money manager strategies, Pzena Investment Management, LLC and Wellington Management Company LLP were top performers driven by strong stock selection within European financials and off-benchmark positions in artificial intelligence stocks such as Alibaba Group Holding, Ltd., Baidu, Inc., and Samsung Electronics Co., Ltd. Money managers with tilts towards high-quality stocks lagged over the period, driven by unrewarded positions within the financials and health care sectors.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	International Developed Equity Active ETF	MSCI World ex USA Index (Net)
5/13/2025	10,000	10,000
2025	11,044	11,097

Average Annual Return [Table Text Block]
Since Inception
International Developed Equity Active ETF	10.44%
MSCI World ex USA Index (Net)	10.97%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 102,984,000
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 145,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$102,984
Total Number of Portfolio Holdings	349
Total Advisory Fees Paid (thousands)	$145
Portfolio Turnover Rate	28%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	0.5%
Preferred Stocks	0.6%
Common Stocks	98.8%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.7%
United Kingdom	10.2%
France	9.5%
Germany	9.2%
United States	9.1%
Canada	8.4%
Netherlands	5.0%
Switzerland	4.0%
Italy	3.1%
Australia	3.0%
Other Common Stocks	20.6%
Other	1.2%

C000256864
Shareholder Report [Line Items]
Trading Symbol	RGLO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Equity Active ETF	$18Footnote Reference(b)	0.49%Footnote Reference(b)

Expenses Paid, Amount	$ 18	[3]
Expense Ratio, Percent	0.49%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Since its inception on May 29, 2025 through September 30, 2025, the Global Equity Active ETF (the “Fund”) outperformed the MSCI World Index (Net).

  Stock selection within financials, particularly an overweight to banks, and within industrials and information technology were top contributors to performance.

  Sector bets were unrewarded over the period. An underweight to information technology and overweight to health care detracted from performance. Specifically, underweights to Oracle Corp. and Palantir Technologies, Inc. negatively impacted performance, as both companies delivered strong returns supported by continued artificial intelligence (“AI”) momentum.

  Among money manager strategies, Sanders Capital, LLC and Wellington Management Company, LLP were top performers driven by strong stock selection within European financials and off-benchmark positions in AI stocks such as TSMC Arizona Corp., Alphabet, Inc., Baidu, Inc., Seagate Technology Holdings PLC, and Samsung Electronics Co., Ltd. Money managers with tilts towards high-quality stocks lagged over the period, driven by unrewarded positions within the health care sector.

  Equity index futures are used in the Fund to target and control fund-level exposures and these instruments performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Global Equity Active ETF	MSCI World Index (Net)
5/29/2025	10,000	10,000
2025	11,227	11,194

Average Annual Return [Table Text Block]
Since Inception
Global Equity Active ETF	12.27%
MSCI World Index (Net)	11.94%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 230,747,000
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 325,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$230,747
Total Number of Portfolio Holdings	429
Total Advisory Fees Paid (thousands)	$325
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.0%
Preferred Stocks	0.3%
Short-Term Investments	1.2%
Common Stocks	97.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	61.6%
Japan	5.8%
United Kingdom	4.3%
France	3.5%
Netherlands	2.5%
Switzerland	1.8%
Germany	1.8%
Taiwan	1.7%
Denmark	1.4%
Canada	1.3%
Other Common Stocks	11.8%
Other	2.5%

C000256865
Shareholder Report [Line Items]
Trading Symbol	REMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Emerging Markets Equity Active ETF	$24Footnote Reference(b)	0.64%Footnote Reference(b)

Expenses Paid, Amount	$ 24	[4]
Expense Ratio, Percent	0.64%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Since its inception on May 29, 2025 through September 30, 2025, the Emerging Markets Equity Active ETF (the “Fund”) outperformed the MSCI Emerging Markets Index (Net). The relative outperformance was primarily driven by strong stock selection and favorable country allocation.

  From country perspective, an underweight allocation to India, particularly within software consulting and financials, was a key contributor. Stock selection within India was also positive despite the overall market underperforming as India’s trade relations with the U.S. deteriorated, weighing on investor sentiment. Stock selection within South Africa (overweight AngloGold Ashanti PLC, Sibanye Stillwater, Ltd.) and Taiwan was also beneficial, however an underweight allocation to Taiwan limited the overall gains. Stock selection within China and Hong Kong and Brazil were further detractors to relative returns.

  Within sectors, stock selection within financials (underweight banks) and materials across regions and in particular companies related to gold (overweight AngloGold Ashanti PLC in South Africa, Fresnillo PLC in UK) were positive, as prices of gold and other metals continued to climb. Stock picks within industrials also added to relative returns, while stock selection within consumer discretionary (across China and Hong Kong, Brazil) was challenged.

  From a style perspective, exposure to momentum and pro-cyclical parts of the market was favorable while a tilt away from large cap was a headwind.

  Among money manager strategies, Oaktree Fund Advisors, LLC was a strong performer primarily due to their overweight exposure to as well as strong stock selection within China. Value money managers (Barrow, Hanley, Mewhinney & Strauss, LLC and Pzena Investment Management, LLC) also performed well despite style headwinds, while growth money managers (Axiom Investors LLC and Sands Capital Management, LLC) underperformed predominately due to their underweight exposure to China. Systematic money manager Numeric Investors LLC performed roughly in line with the benchmark.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Emerging Markets Equity Active ETF	MSCI Emerging Markets Index (Net)
5/29/2025	10,000	10,000
2025	11,675	11,603

Average Annual Return [Table Text Block]
Since Inception
Emerging Markets Equity Active ETF	16.75%
MSCI Emerging Markets Index (Net)	16.03%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 68,334,000
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 131,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$68,334
Total Number of Portfolio Holdings	365
Total Advisory Fees Paid (thousands)	$131
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.4%
Short-Term Investments	0.1%
Common Stocks	99.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	30.1%
Taiwan	16.3%
South Korea	12.8%
India	12.5%
Brazil	6.2%
South Africa	2.5%
Saudi Arabia	2.2%
Mexico	2.1%
Thailand	2.1%
Hong Kong	1.5%
Other Common Stocks	11.2%
Other	0.5%

C000256866
Shareholder Report [Line Items]
Trading Symbol	RIFR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Infrastructure Active ETF	$23Footnote Reference(b)	0.59%Footnote Reference(b)

Expenses Paid, Amount	$ 23	[5]
Expense Ratio, Percent	0.59%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Since its inception on May 13, 2025 through September 30, 2025, the Global Infrastructure Active ETF (the “Fund”) underperformed the FTSE Developed Core Infrastructure 50/50 Index (Net).

  Underperformance was primarily driven by negative security selection among midstream energy names, particularly North American oil and gas pipeline operators, which experienced a wide dispersion in returns. An overweight position in toll roads also had a negative impact, given weaker performance results among European and Australian road operators. In an environment of growing demand for electricity, off-benchmark exposure to independent power producers and energy traders, along with positive stock selection among multi-utilities, contributed positively.

  Among money manager strategies, Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited and Cohen & Steers Asia Limited was the best-performing money manager, outperforming versus the benchmark. Positive security selection within the utilities and energy categories and an underweight to cellular towers were beneficial.

  First Sentier Investors (Australia) IM Ltd underperformed versus the benchmark. An overweight to toll roads and negative security selection in North American midstream energy and passenger rail detracted, while positive selection in freight rail, electric utilities, and airports added value.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Global Infrastructure Active ETF	MSCI World Index (Net)	FTSE Developed Core Infrastructure 50/50 Index (Net)
5/13/2025	10,000	10,000	10,000
2025	10,687	11,323	10,802

Average Annual Return [Table Text Block]
Since Inception
Global Infrastructure Active ETF	6.87%
MSCI World Index (Net)	13.23%
FTSE Developed Core Infrastructure 50/50 Index (Net)	8.02%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 21,005,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 33,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$21,005
Total Number of Portfolio Holdings	63
Total Advisory Fees Paid (thousands)	$33
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	0.3%
Common Stocks	99.5%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	63.1%
Australia	6.7%
Canada	5.7%
United Kingdom	5.5%
Spain	4.8%
France	3.8%
Japan	3.4%
Switzerland	1.7%
Italy	1.5%
New Zealand	1.3%
Other Common Stocks	2.0%
Other	0.5%

[1]	Expenses are only for the period since inception and would be higher for a full reporting period.
[2]	Expenses are only for the period since inception and would be higher for a full reporting period.
[3]	Expenses are only for the period since inception and would be higher for a full reporting period.
[4]	Expenses are only for the period since inception and would be higher for a full reporting period.
[5]	Expenses are only for the period since inception and would be higher for a full reporting period.